Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
August 7, 2019

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Series Funds (File No. 033-59692) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:
On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statement of Additional Information, each dated August 1, 2019, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 203. Post-Effective Amendment No. 203 was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001628280-19-009154) on July 29, 2019.

Please do not hesitate to contact me with any questions.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores